U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 333-124255
POST-EFFECTIVE AMENDMENT NO. 10

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-21758
POST-EFFECTIVE AMENDMENT NO. 10

CLIPPER FUNDS TRUST
On behalf of its series CLIPPER FUND
(Exact Name of Registrant as Specified in Charter)

2949 East Elvira Road, Suite 101, Tucson, Arizona  85756
(Address of Principal Executive Offices)
520-434-3778
(Registrant's Telephone Number)

Ryan M. Charles
Vice President & General Counsel
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101, Tucson, Arizona 85756
(Name and Address of Agent for Service)

with copies to:

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On ________, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On ________, pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On ________, pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered Common Stock:

Clipper Funds Trust.

EXPLANATORY NOTES

This Post-Effective Amendment No. 10 to the Registration Statement contains:
XBRL filings for Clipper Funds Trust
Signature Pages
Exhibits

CLIPPER FUNDS TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 6th day of May 2016.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

CLIPPER FUNDS TRUST

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich(1)	Principal Executive Officer	May 6, 2016
Kenneth Eich

Douglas Haines(1)	Principal Financial Officer and Principal Accounting Officer
Douglas Haines		May 6, 2016

 *By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

(1) Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q)(2) to Registrant's registration statement 2-10699.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

CLIPPER FUNDS TRUST

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 6, 2016, by the following persons in the capacities indicated.

Signature	Title
/s/ William P. Barr (2) William P. Barr	Trustee
/s/ Francisco L. Borges (2) Francisco L. Borges	Trustee
/s/ Lawrence E. Harris (2) Lawrence E. Harris	Trustee
/s/ Steven N. Kearsley (2) Steven N. Kearsley	Trustee
/s/ Katherine L. MacWilliams (2) Katherine L. MacWilliams	Trustee
/s/ James J. McMonagle (2) James J. McMonagle	Trustee
/s/ Richard O'Brien (2) Richard O'Brien	Trustee
/s/ Andrew A. Davis (2) Andrew A. Davis	Trustee
/s/ Christopher C. Davis (2) Christopher C. Davis	Trustee
(2) Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q)(1) to Registrant's registration statement 333-124255.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Clipper Funds Trust